Restricted Deposits (Tables)	12 Months Ended
Dec. 31, 2020
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Deposits which are restricted in use
Deposits which are restricted in use as of December 31, 2020 and 2019 are summarized as follows:

(In millions of won)
	December 31, 2020		December 31, 2019
Short-term financial instruments(*)	￦	98,057	95,034
Long-term financial instruments(*)		890	988

	￦	98,947	96,022

(*)
Financial instruments include charitable trust fund established by the Group where profits from the fund are donated to charitable institutions. As of December 31, 2020, the funds cannot be withdrawn before maturity.